Note 6 - Related Party Transactions (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 14, 2016	Apr. 07, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Interest Expense, Related Party			$ 37,390	$ 32,968	$ 143,917	$ 109,825
Interest Payable, Current			115,337		86,253	118,749
Repayments of Related Party Debt				20,000	20,000	0
Proceeds from Related Party Debt					0	247,500
Strategic Capital Partners [Member]
Notes Payable, Related Parties	$ 2,431,646		1,931,646		1,978,683	2,024,297
Debt Conversion, Converted Instrument, Shares Issued	400,000
Interest Expense, Related Party			37,390	$ 32,968	143,917	109,825
Interest Payable, Current			106,596		84,998	109,825
Interest Paid			21,133		194,358
Repayments of Related Party Debt					20,000	0
Proceeds from Related Party Debt					0	$ 247,500
Strategic Capital Partners [Member] | Notes Payable Converted to Promissory Notes [Member]
Notes Payable, Related Parties	$ 1,931,646		1,931,646		1,978,683
Strategic Capital Partners [Member] | Convertible Notes Payable [Member]
Notes Payable, Related Parties	$ 500,000
Coastal Compassion Inc. [Member]
Working Capital Advances		$ 2,500,000
Working Capital Advances, Term		5 years
Note Receivable, Interest Rate		18.00%
Consulting Services Term		3 years
Consulting Services Revenue Monthly		$ 10,000
Coastal Compassion Inc. [Member] | Construction and Working Capital Advances [Member]
Due from Related Parties			131,589		125,327
Coastal Compassion Inc. [Member] | Construction and Working Capital Advances Excluding Accrued Interest [Member]
Due from Related Parties			119,635
Coastal Compassion Inc. [Member] | Construction and Working Capital Advances Related Accrued Interest [Member]
Due from Related Parties			11,954		5,692
Coastal Compassion Inc. [Member] | Maximum [Member]
Working Capital Advances		$ 2,500,000
Construction and Working Capital Advances [Member] | Construction and Working Capital Advances Excluding Accrued Interest [Member]
Due from Related Parties			$ 119,635		$ 119,635